UNITED STATES	OMB APPROVAL

SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549	OMB Number: 3235-0578 Expires: April 30, 2010 Estimated average burden hours per response: 10.5

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-21284

Nicholas-Applegate Convertible & Income Fund

(Registrant Name)

1345 Avenue of the Americas New York, New York	10105

(Address of Principal Executive Offices)	(Zip code)

Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code:	212-739-3371

Date of Fiscal Year End:	February 28, 2009

Date of Reporting Period:	November 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Nicholas-Applegate Convertible & Income Fund Schedule of Investments

November 30, 2008 (unaudited)

Principal

Amount		Credit Rating

(000)		(Moody’s/S&P)	Value*

CORPORATE BONDS & NOTES-42.0%

	Advertising - 0.9%

$11,450	Affinion Group, Inc., 11.50%, 10/15/15	B3/B-	$6,755,500

	Apparel - 1.5%

12,295	Levi Strauss & Co., 9.75%, 1/15/15	B2/B+	7,438,475

6,090	Oxford Industries, Inc., 8.875%, 6/1/11	B2/B+	4,354,350

			11,792,825

	Automotive - 2.1%

8,545	Accuride Corp., 8.50%, 2/1/15	Caa1/CCC	3,118,925

14,195	Exide Technologies, 10.50%, 3/15/13, Ser. B	B3/B-	7,665,300

7,490	General Motors Corp., 8.375%, 7/15/33	Caa3/CCC+	1,685,250

10,225	Tenneco, Inc., 8.625%, 11/15/14	B3/B	3,834,375

			16,303,850

	Chemicals - 0.2%

4,890	Momentive Performance Materials, Inc., 9.75%, 12/1/14	B3/B	1,919,325

	Commercial Services - 1.5%

13,665	Cenveo Corp., 7.875%, 12/1/13	B3/B	6,917,906

11,810	Hertz Corp., 10.50%, 1/1/16	B2/B	4,783,050

			11,700,956

	Computers - 0.5%

10,325	Unisys Corp., 8.00%, 10/15/12	B2/B+	4,284,875

	Electric - 0.6%

7,475	Energy Future Holdings Corp., 10.875%, 11/1/17 (a) (b)	B3/B-	4,858,750

	Electronics - 1.2%

12,170	Stoneridge, Inc., 11.50%, 5/1/12	B2/B+	9,279,625

	Financial Services - 3.4%

12,725	AMR Holdings Co., 10.00%, 2/15/15	B1/B	11,897,875

	Ford Motor Credit Co.,

10,795	7.00%, 10/1/13	B3/CCC+	4,546,314

8,080	9.875%, 8/10/11	B3/CCC+	3,799,483

8,070	GMAC LLC, 6.75%, 12/1/14	C/CC	2,624,461

10,090	KAR Holdings, Inc., 8.75%, 5/1/14	B3/CCC+	4,338,700

			27,206,833

	Healthcare - 2.5%

7,275	Alliance Imaging, Inc., 7.25%, 12/15/12	B3/B	6,092,813

8,515	Hanger Orthopedic Group, Inc., 10.25%, 6/1/14	Caa1/CCC+	7,280,325

4,000	HCA, Inc., 9.25%, 11/15/16	B2/BB-	3,260,000

3,585	Health Net, Inc., 6.375%, 6/1/17	Ba3/BB	1,953,825

1,350	Psychiatric Solutions, Inc., 7.75%, 7/15/15	B3/B-	985,500

			19,572,463

	Home Furnishings - 1.1%

13,090	Jarden Corp., 7.50%, 5/1/17	B3/B	8,573,950

	Hotels/Gaming - 0.3%

2,385	Mandalay Resort Group, 3.954%, 3/21/33, FRN (c)	Ba3/BB-	2,742,887

	Manufacturing - 1.8%

13,610	Harland Clarke Holdings Corp., 9.50%, 5/15/15	Caa1/B-	6,056,450

2,155	Park-Ohio Industries, Inc., 8.375%, 11/15/14	B3/B-	894,325

9,710	Polypore, Inc., 8.75%, 5/15/12	B3/B-	7,622,350

			14,573,125

Nicholas-Applegate Convertible & Income Fund Schedule of Investments

November 30, 2008 (unaudited)

Principal

Amount		Credit Rating

(000)		(Moody’s/S&P)	Value*

	Metals & Mining - 1.0%

$12,735	RathGibson, Inc., 11.25%, 2/15/14	B3/B	$7,832,025

	Multi-Media - 1.4%

12,640	CCH I LLC, 11.00%, 10/1/15	Caa3/CCC	3,412,800

9,330	Mediacom LLC, 9.50%, 1/15/13	B3/B-	7,697,250

			11,110,050

	Office Furnishings - 1.3%

	Interface, Inc.,

4,835	9.50%, 2/1/14	B3/B-	3,892,175

6,600	10.375%, 2/1/10	B1/BB-	6,402,000

			10,294,175

	Oil & Gas - 0.5%

5,760	Chesapeake Energy Corp., 6.875%, 1/15/16	Ba3/BB	4,089,600

	Packaging & Containers - 0.4%

11,850	Smurfit-Stone Container Enterprises, Inc., 8.375%, 7/1/12	B3/B-	3,377,250

	Paper Products - 1.4%

11,705	Neenah Paper, Inc., 7.375%, 11/15/14	B2/B+	6,554,800

12,945	NewPage Corp., 12.00%, 5/1/13	B3/CCC+	4,530,750

			11,085,550

	Pipelines - 0.8%

9,100	Dynegy Holdings, Inc., 7.75%, 6/1/19	B2/B	6,097,000

	Retail - 4.7%

7,550	Burlington Coat Factory Warehouse Corp., 11.125%, 4/15/14	B3/CCC	1,925,250

8,405	El Pollo Loco Finance Corp., 11.75%, 11/15/13	Caa1/CCC+	6,261,725

1,000	Inergy L.P., 8.25%, 3/1/16	B1/B+	740,000

12,825	Michaels Stores, Inc., 10.00%, 11/1/14	Caa1/CCC	4,104,000

13,355	Neiman-Marcus Group, Inc., 10.375%, 10/15/15	B3/B	5,074,900

3,309	R.H. Donnelley, Inc., 11.75%, 5/15/15 (a) (b)	B1/B+	893,430

12,785	Rite Aid Corp., 8.625%, 3/1/15	Caa2/CCC	3,739,613

12,115	Sally Holdings LLC, 10.50%, 11/15/16	Caa1/CCC+	7,087,275

11,440	Star Gas Partners L.P., 10.25%, 2/15/13, Ser. B	Caa3/CCC	7,722,000

			37,548,193

	Semi-Conductors - 1.4%

13,565	Amkor Technology, Inc., 9.25%, 6/1/16	B1/B+	8,003,350

12,405	Freescale Semiconductor, Inc., 10.125%, 12/15/16	B3/B-	3,163,275

			11,166,625

	Software - 0.9%

12,395	First Data Corp., 9.875%, 9/24/15	B3/B	7,189,100

	Telecommunications - 9.0%

14,705	Centennial Cellular Operating Co., 10.125%, 6/15/13	B2/B	14,576,331

9,150	Cincinnati Bell, Inc., 8.375%, 1/15/14	B2/B-	6,805,313

10,365	Cricket Communications, Inc., 9.375%, 11/1/14	B3/B-	8,279,044

13,540	Hawaiian Telcom Communications, Inc., 12.50%, 5/1/15, Ser. B (e)	C/D	135,400

13,555	Level 3 Financing, Inc., 12.25%, 3/15/13	Caa1/CCC+	7,861,900

11,735	MasTec, Inc., 7.625%, 2/1/17	B1/B+	8,859,925

14,200	Millicom International Cellular S.A., 10.00%, 12/1/13	B1/BB	11,786,000

1,300	Nextel Communications, Inc., 7.375%, 8/1/15	Baa3/BB	520,244

12,680	Nortel Networks, Ltd., 10.75%, 7/15/16	B3/B-	3,740,600

5,385	Sprint Capital Corp., 8.75%, 3/15/32	Baa3/BB	2,804,427

14,220	West Corp., 11.00%, 10/15/16	Caa1/B-	6,185,700

			71,554,884

	Theaters - 1.2%

12,940	AMC Entertainment, Inc., 11.00%, 2/1/16	B2/CCC+	9,252,100

	Travel Services - 0.4%

14,560	Travelport LLC, 11.875%, 9/1/16	Caa1/CCC+	3,567,200

	Total Corporate Bonds & Notes (cost-$597,436,249)		333,728,716

Nicholas-Applegate Convertible & Income Fund Schedule of Investments

November 30, 2008 (unaudited)

Shares		Credit Rating

(000)		(Moody’s/S&P)	Value*

CONVERTIBLE PREFERRED STOCK-31.8%

	Agriculture - 1.3%

	Bunge Ltd.,

126	4.875%, 12/31/49	Ba1/BB	$6,745,625

8	5.125%, 12/1/10	NR/BB	3,304,000

			10,049,625

	Banking - 5.9%

	Bank of America Corp.,

22	7.25%, 12/31/49, Ser. L	A1/A	13,150,307

229	10.00%, 5/11/09, Ser. JNJ (Johnson & Johnson) (d)	Aa2/AA	13,052,949

	Wachovia Corp.,

546	13.15%, 3/30/09, Ser. GE (General Electric Co.) (d)	A1/AA-	9,005,756

390	14.10%, 4/1/09, Ser. JPM (JP Morgan Chase & Co.) (d)	A1/AA-	11,640,763

			46,849,775

	Commercial Services - 0.5%

280	United Rentals, Inc., 6.50%, 8/1/28	B3/B-	3,934,856

	Electric - 4.6%

375	AES Trust III, 6.75%, 10/15/29	B3/B-	12,871,396

250	Entergy Corp., 7.625%, 2/17/09	NR/BBB	12,497,500

54	NRG Energy, Inc., 5.75%, 3/16/09	B2/CCC+	11,378,700

			36,747,596

	Financial Services - 9.7%

419	Citigroup, Inc., 6.50%, 12/31/49, Ser. T	A2/A	10,765,730

	Credit Suisse Group,

531	11.00%, 3/16/09, Ser. MSFT ( Microsoft Corp.) (d)	A1/AA-	11,509,587

274	11.00%, 4/25/09, Ser. KO (Coca-Cola Corp.) (d)	A1/AA-	13,660,144

	Eksportfinans A/S,

419	10.00%, 3/12/09, Ser. HPQ (Hewlett Packard Co.) (d)	Aaa/AA+	15,826,915

121	10.00%, 6/13/09, Ser. AAPL (Apple, Inc.) (d)	Aaa/AA+	17,225,540

	Lehman Brothers Holdings, Inc.

892	6.00%, 10/12/10, Ser. GIS (General Mills, Inc.) (c) (d) (e)	B3/NR	2,869,882

139	28.00%, 3/6/09, Ser. RIG (Transocean, Inc.) (c) (d) (e)	B3/NR	1,889,980

129	Vale Capital Ltd., 5.50%, 6/15/10, Ser. RIO (Companhia Vale do Rio Doce – ADR) (d)	NR/NR	3,150,700

			76,898,478

	Hand/Machine Tools - 1.6%

22	Stanley Works, 3.774%, 5/17/12, FRN	A2/A	13,074,037

	Insurance - 2.6%

985	MetLife, Inc., 6.375%, 2/15/09	NR/BBB+	7,729,110

496	Platinum Underwriters Holdings Ltd., 6.00%, 2/15/09, Ser. A	NR/BB+	12,964,778

			20,693,888

	Metals & Mining - 0.6%

106	Freeport-McMoRan Copper & Gold, Inc., 6.75%, 5/1/10	NR/BB	4,410,943

	Oil & Gas - 1.0%

119	Chesapeake Energy Corp., 5.00%, 12/31/49	NR/B	7,834,725

	Pharmaceuticals - 1.9%

99	Schering-Plough Corp., 6.00%, 8/13/10	Baa3/BBB	15,338,813

	Real Estate (REIT) - 0.4%

662	FelCor Lodging Trust, Inc., 1.95%, 12/31/49, Ser. A	B2/CCC+	3,476,288

	Sovereign - 1.7%

191	Svensk Exportkredit AB, 12.50%, 12/12/08, Ser. XOM (Exxon Mobil Corp.) (d)	Aa1/AA+	13,467,213

	Total Convertible Preferred Stock (cost-$425,198,130)		252,776,237

Nicholas-Applegate Convertible & Income Fund Schedule of Investments
November 30, 2008 (unaudited)

Principal

Amount		Credit Rating

(000)		(Moody’s/S&P)	Value*

CONVERTIBLE BONDS & NOTES-19.2%

	Automotive - 0.6%

$15,930	Ford Motor Co., 4.25%, 12/15/36	Caa2/CCC-	$4,978,125

	Commercial Services - 0.1%

510	Bowne & Co., Inc., 5.00%, 10/1/33	B2/B	485,775

	Computers - 1.5%

13,855	Maxtor Corp., 6.80%, 4/30/10	Ba1/NR	12,105,806

	Electrical Components & Equipment - 0.8%

21,200	JA Solar Holdings Co. Ltd., 4.50%, 5/15/13	NR/NR	5,978,400

	Entertainment - 1.7%

18,700	Regal Entertainment Group, 6.25%, 3/15/11 (a) (b)	NR/NR	13,838,000

	Financial Services - 1.9%

17,250	Prudential Financial, Inc., 1.189%, 12/15/37, FRN	A3/A+	15,262,800

	Oil & Gas - 2.6%

12,100	Nabors Industries, Inc., 0.94%, 5/15/11	NR/BBB+	9,831,250

13,000	Transocean, Inc., 1.625%, 12/15/37	Baa2/BBB+	11,066,250

			20,897,500

	Pharmaceuticals - 1.4%

12,700	Watson Pharmaceuticals, Inc., 1.75%, 3/15/23	Ba2/BB+	11,382,375

	Real Estate (REIT) - 2.9%

4,300	Boston Properties L.P., 3.75%, 5/15/36	NR/A-	3,155,125

20,040	Developers Diversified Realty Corp., 3.00%, 3/15/12	NR/BBB-	7,865,700

16,900	Vornado Realty Trust, 3.625%, 11/15/26	Baa2/BBB	11,745,500

			22,766,325

	Retail - 2.4%
21,008	Sonic Automotive, Inc., 5.25%, 5/7/09	B2/B	19,222,320

	Telecommunications - 3.3%

16,982	Level 3 Communications, Inc., 6.00%, 3/15/10	Caa3/C	11,887,400

13,450	Nextel Communications, Inc., 5.25%, 1/15/10	Baa3/BB	11,264,375

16,305	Nortel Networks Corp., 2.125%, 4/15/14	B3/B-	2,771,850

			25,923,625

	Total Convertible Corporate Bonds & Notes (cost-$210,811,629)		152,841,051

U.S. GOVERNMENT SECURITIES-5.0%

	United States Treasury Notes

25,715	12.50%, 8/15/14		27,719,973

10,775	13.25%, 5/15/14		11,368,476

	Total U.S. Government Securities (cost-$40,560,228)		39,088,449

SHORT-TERM INVESTMENTS-2.0%

	Time Deposit-0.2%

1,448	Citibank―London, 0.25%, 12/1/08

	(cost-$1,448,337)		1,448,337

	United States Treasury Notes―1.8%

14,000	6.00%, 8/15/09

	(cost-$14,566,563)		14,508,606

	Total Short-Term Investments (cost-$16,014,900)		15,956,943

	Total Investments (cost-$1,290,021,136)—100.0%		$794,391,396

Nicholas-Applegate Convertible & Income Fund Schedule of Investments
November 30, 2008 (unaudited)

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s net asset value is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)

144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(b)	Private Placement. - Restricted as to resale and may not have a readily available market. Securities with an aggregate market value of $19,590,180, representing 2.5% of total investments.
(c)	Fair-Valued - Securities with an aggregate value of $7,502,749 representing 0.9% of total investments.
(d)	Securities exchangeable or convertible into securities of an entity different than the issuer. Such entity is identified in the parenthetical.
(e)	Issuer in default.

Glossary:
ADR ― American Depositary Receipt
FRN ― Floating Rate Note. The interest rate disclosed reflects the rate in effect on November 30, 2008.
NR ― Not Rated
REIT ― Real Estate Investment Trust

Nicholas-Applegate Convertible & Income Fund Schedule of Investments
November 30, 2008 (unaudited)

Fair Value Measurements—Effective March 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

• Level 1— quoted prices in active markets for identical investments
• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the nine months ended November 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized multi-dimensional pricing model fair value techniques.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used at November 30, 2008 in valuing the Fund’s investments carried at value:

Investments in

Valuation Inputs	Securities

Level 1 — Quoted Prices	$131,488,784

Level 2 — Other Significant Observable Inputs	630,230,132

Level 3 — Significant Unobservable Inputs	32,672,480

Total	$794,391,396

A roll forward of fair value measurement using significant unobservable inputs (Level 3) at November 30, 2008, was as follows:

Investments in

Securities

Beginning balance, February 29, 2008	$3,346,475

Net purchases (sales) and settlements	31,442,705

Accrued discounts (premiums)	20,119

Total realized and unrealized gain (loss)	(6,896,681)

Transfers in and/or out of Level 3	4,759,862

Ending balance, November 30, 2008	$32,672,480

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))), as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

          (a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Nicholas-Applegate Convertible & Income Fund

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: January 28, 2009

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: January 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: January 28, 2009

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: January 28, 2009